Label	Element	Value
Portfolio Optimization Moderate Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Portfolio Optimization Moderate Portfolio
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Portfolio Optimization Moderate Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 40% S&P 500, 37% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 8% ICE BofA U.S. 3-Month T-Bill Indices.

Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The composite benchmark is comprised of 40% S&P 500, 37% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 8% ICE BofA U.S. 3-Month T-Bill Indices.